Trade Accounts and Other Payables - Summary of Trade Accounts and Other Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Text block 1 [Abstract]
Accounts and notes payables	¥ 3,828,068	¥ 3,819,334
Other payables	1,423,289	1,166,974
Total	¥ 5,251,357	¥ 4,986,309